UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                -------------

Check here if Amendment / /; Amendment Number:
      This Amendment (Check only one):      / /  is a restatement.
                                            / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            MLF Investments LLC
Address:         455 N. Indian Rocks Rd, Suite B
                 Belleair Bluffs, FL 33770

Form 13F File Number: 28-11023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Matthew L. Fesbach
Title:            Managing Member
Phone:            727-501-1510

Signature, Place, and Date of Signing:

/s/ Matthew L. Feshbach, Managing Member, Belleair Bluffs, Florida, August 15, 2005

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                1
                                           ---------------
Form 13F Information Table Entry Total:           5
                                           ---------------
Form 13F Information Table Value Total:    $147,142
                                           ---------------
                                          (thousands)

List of Other Managers Reporting for this Manager:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.     Form 13F File Number       Name

          1      28-11024                   Matthew L. Feshbach
        -----    ------------------------   -------------------------------



                                                 FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----
ALLOY INC                    COM       019855105    38494   7489082   SH             SHARED          1        0       7489082   0

AMBASSADORS INTL INC         COM       023178106    26534   1943913   SH             SHARED          1        0       1943913   0

AUTOBYTEL INC                COM       05275N106     1147    237382   SH             SHARED          1        0        237382   0

MIDAS GROUP INC              COM       595626102    49446   2149820   SH             SHARED          1        0       2149820   0

SIRVA INC                    COM       82967Y104    31521   3704000   SH             SHARED          1        0       3704000   0
